Segment Information	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Segment Information
2.	Segment information

Segmental reporting

Beauty & Personal Care	– primarily sales of skin cleansing (soap, shower), skin care (face, hand and body moisturisers), hair care (shampoo, conditioner, styling) and deodorants categories.

Foods & Refreshment	– primarily sales of ice cream, savoury (soups, bouillons, seasoning), dressings (mayonnaise, ketchup) and tea categories.

Home Care	– primarily sales of fabric category (washing powders and liquids, rinse conditioners) and includes a wide range of cleaning products.
Revenue
Turnover comprises sales of goods after the deduction of discounts, sales taxes and estimated returns. It does not include sales between group companies. Discounts given by Unilever include rebates, price reductions and incentives given to customers, promotional couponing and trade communication costs and are based on the contractual arrangements with each customer. Discounts can either be immediately deducted from the sales value on the invoice or off-invoice and settled later through credit notes when the precise amounts are known. Rebates are generally off-invoice. Amounts provided for discounts at the end of a period require estimation; historical data and accumulated experience is used to estimate the provision using the most likely amount method and in most instances the discount can be estimated using known facts with a high level of accuracy. Any differences between actual amounts settled and the amounts provided are not material and recognised in the subsequent reporting period.

Customer contracts generally contain a single performance obligation and turnover is recognised
when control of the products being sold has transferred to our customer as there are no longer any unfulfilled obligations to the customer. This is generally on delivery to the customer but depending on individual customer terms, this can be at the time of dispatch, delivery or upon formal customer acceptance. This is considered the appropriate point where the performance obligations in our contracts are satisfied as Unilever no longer has control over the inventory.
Our customers have the contractual right to return goods only when authorised by Unilever. At 31 December 2019, an estimate has been made of goods that will be returned and a liability has been recognised for this amount. An asset has also been recorded for the corresponding inventory that is estimated to return to Unilever using a best estimate based on accumulated experience.
Some of our customers are distributors who may be able to return unsold goods in consignment arrangements.
Underlying operating profit
Underlying operating profit means operating profit before the impact of non-underlying
items within operating profit (see note 3). Underlying operating profit represents our measure of segment profit or loss as it is the primary measure used for the purpose of making decisions about allocating resources and assessing performance of segments. Underlying operating margin is calculated as underlying operating profit divided by turnover.

Our segments are comprised of similar product categories.
9
categories (20
1
8:
9
; 2017:
10
) individually accounted for
5
% or more of our revenue in one or more of the last three years. The following table shows the relevant contribution of these categories to group revenue for the periods shown:

Category	Segment	2019	2018	2017
Fabric	Home Care	15%	15%	15%
Ice cream	Foods & Refreshment	13%	13%	13%
Hair care	Beauty & Personal Care	12%	12%	11%
Savoury	Foods & Refreshment	11%	11%	11%
Skin cleansing	Beauty & Personal Care	10%	10%	10%
Deodorant s	Beauty & Personal Care	8%	8%	8%
Skin care	Beauty & Personal Care	8%	7%	6%
Tea	Foods & Refreshment	6%	6%	5%
Dressings	Foods & Refreshment	5%	5%	6%
Spreads	Foods & Refreshment	—	3%	6%
Other		12%	10%	9%

The group operating segment information is provided based on three product areas: Beauty & Personal Care, Foods & Refreshment and Home Care

		€ million	€ million	€ million	€ million
	Notes	Beauty & Personal Care	Foods & Refreshment	Home Care	Total
2019
Turnover		21,868	19,287	10,825	51,980
Operating profit		4,520	2,811	1,377	8,708
Non-underlying items	3	440	571	228	1,239

Underlying operating profit		4,960	3,382	1,605	9,947
Share of net profit/(loss) of joint ventures and associates		1	171	4	176
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		693	902	369	1,964
Share-based compensation and other non-cash charges (b)		62	56	50	168
Within non-underlying items:
Impairment and other non-cash charges (c)		105	159	46	310

2018 (Restated) (a)
Turnover		20,624	20,227	10,131	50,982
Operating profit		4,165	7,287	1,187	12,639
Non-underlying items	3	378	(3,711)	157	(3,176)

Underlying operating profit		4,543	3,576	1,344	9,463
Share of net profit/(loss) of joint ventures and associates		(1)	183	3	185
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		686	949	373	2,008
Share-based compensation and other non-cash charges (b)		102	102	46	250
Within non-underlying items:
Impairment and other non-cash charges (c)		122	164	263	549

2017 (Restated) (a)
Turnover		20,697	22,444	10,574	53,715
Operating profit		4,140	3,657	1,160	8,957
Non-underlying items	3	272	121	150	543

Underlying operating profit		4,412	3,778	1,310	9,500
Share of net profit/(loss) of joint ventures and associates		8	143	4	155
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		641	1,059	325	2,025
Share-based compensation and other non-cash charges (b)		164	174	79	417
Within non-underlying items:
Impairment and other non-cash charges (c)		80	191	48	319

(a)	Restated following ad o ption of IFRS 16. See note 1 and note 24 for further details.
(b)	Other non-cash charges within underlying operating profit include movements in provisions from underlying activities, excluding movements arising from non-underlying activities.
(c)	Other non-cash charges within non-underlying items includes movements in restructuring provisions and certain legal provisions (in 2018 and 2017).
The Unilever Group is not reliant on turnover from transactions with any single customer and does not receive 10% or more of its turnover from transactions with any single customer.
Segment assets and liabilities are not provi
d
ed because they are not reported to or reviewed by our chief operating decision-maker, which is Unilever Leadership Executive (ULE)
.

The home countries of the Unilever Group are the Netherlands and the United Kingdom. Turnover and non-current assets for these two countries combined, for the United States (being the largest country outside the home countries) and for all other countries are:

	€ million	€ million	€ million	€ million
	Netherlands /United Kingdom	United States	Others	Total
2019
Turnover	3,508	8,702	39,770	51,980
Non-current assets (b)	4,705	13,326	25,714	43,744

2018 (Restated) (a)
Turnover	3,679	8,305	38,998	50,982
Non-current assets (b)	4,336	12,471	25,304	42,111

2017 (Restated) (a)
Turnover	3,849	8,532	41,334	53,715
Non-current assets (b)	4,101	12,110	24,901	41,112

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
(b)
For the purpose of this table,
non-current
 assets include goodwill, intangible assets, property, plant and equipment and other non-current
 assets as shown on the consolidated balance sheet on page 89. Goodwill is attributed to the countries where the acquired business operated at the time of acquisition; all other assets are attributed to the countries where they were acquired.

No other country had turnover or
non-current
assets (as shown above) greater than 10% of the Group total.
Additional information by geographies
Although the Group’s operations are managed by product area, we provide additional information based on geographies. The analysis of turnover by geographical area is stated on the basis of origin.

	€ million	€ million	€ million	€ million
	Asia/ AMET/RUB (b)	The Americas	Europe	Total
2019
Turnover	24,129	16,482	11,369	51,980
Operating profit	4,418	2,683	1,607	8,708
Non-underlying items	439	395	405	1,239

Underlying operating profit	4,857	3,078	2,012	9,947
Share of net profit/(loss) of joint ventures and associates	(5)	126	55	176

2018 (Restated) (a)
Turnover	22,868	16,020	12,094	50,982
Operating profit	4,824	3,621	4,194	12,639
Non-underlying items	(437)	(892)	(1,847)	(3,176)

Underlying operating profit	4,387	2,729	2,347	9,463
Share of net profit/(loss) of joint ventures and associates	—	114	71	185

2017 (Restated) (a)
Turnover	23,266	17,525	12,924	53,715
Operating profit	3,847	3,120	1,990	8,957
Non-underlying items	306	(23)	260	543

Underlying operating profit	4,153	3,097	2,250	9,500
Share of net profit/(loss) of joint ventures and associates	12	112	31	155

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
(b)	Refers to Asia, Africa, Middle East, Turkey, Russia, Ukraine and Belarus.
Transactions between the Unilever Group’s geographical regions are immaterial and are carried out on an arm’s length basis.